14. Investments (Details) - SCP trip [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Relevant investment information in Trip
Capital stock	R$ 1,318	R$ 1,318
Interest	60.00%	60.00%
Total equity	R$ 1,359	R$ 2,103
Adjusted equity	815	1,254	R$ 1,177
Net income for the year	(732)	129
Net income for the year attributable to the company's interest	R$ (439)	R$ 77